CONTINGENT RISKS AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2024
CONTINGENT RISKS AND COMMITMENTS [Abstract]
Contingent risks and commitments
a)	This item consists of the following:

	2024	2023
	S/(000)	S/(000)

Contingent credits – indirect loans (b)
Guarantees and standby letters	19,557,938	17,737,645
Import and export letters of credit	2,581,383	2,313,970
Sub-total, Note 7(b)	22,139,321	20,051,615

Responsibilities under credit line agreements (c)	85,269,774	87,091,701
Total	107,409,095	107,143,316